UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12-31-2004
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-05337
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             02-08-2005
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
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     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
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Form 13F Information Table Entry Total: 113
                                        -------------------

Form 13F Information Table Value Total: $111,366
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]


                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Exxon Mobil Corporation        COMMON STOCK     91927806       4,246,122        82,835      SOLE          SOLE       SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      3,392,511        94,315      SOLE          SOLE       SOLE
General Electric               COMMON STOCK     369604103      3,192,984        87,479      SOLE          SOLE       SOLE
Procter & Gamble               COMMON STOCK     742718109      2,765,346        50,206      SOLE          SOLE       SOLE
Peabody Energy Corporation     COMMON STOCK                    2,661,534        32,895      SOLE          SOLE       SOLE
Ebay Inc                       COMMON STOCK                    2,551,336        21,930      SOLE          SOLE       SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      2,549,245        62,635      SOLE          SOLE       SOLE
Dell Computer Corp             COMMON STOCK     247025109      2,475,514        58,745      SOLE          SOLE       SOLE
Vodafone ADR                   COMMON STOCK     92857T107      2,387,947        87,215      SOLE          SOLE       SOLE
Cisco Systems                  COMMON STOCK     17275R102      2,337,817       121,005      SOLE          SOLE       SOLE
Plum Creek Timber Co           COMMON STOCK     729251108      2,187,428        56,905      SOLE          SOLE       SOLE
United Technologies            COMMON STOCK     913017109      2,143,479        20,740      SOLE          SOLE       SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      1,965,266        76,708      SOLE          SOLE       SOLE
AmeriGas Partners LP           COMMON STOCK     30975106       1,912,604        64,615      SOLE          SOLE       SOLE
Time Warner Inc.               COMMON STOCK     887317105      1,894,352        97,396      SOLE          SOLE       SOLE
Buckeye Partners LP            COMMON STOCK                    1,881,547        44,460      SOLE          SOLE       SOLE
Microsoft Corporation          COMMON STOCK     594918104      1,859,819        69,604      SOLE          SOLE       SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                    1,853,586        56,340      SOLE          SOLE       SOLE
MBNA Corporation               COMMON STOCK     55262L100      1,755,730        62,282      SOLE          SOLE       SOLE
Public Storage Inc.            COMMON STOCK                    1,631,245        29,260      SOLE          SOLE       SOLE
Ingersoll Rand                 COMMON STOCK                    1,627,681        20,270      SOLE          SOLE       SOLE
Goldman Sachs Group Inc        COMMON STOCK                    1,463,843        14,070      SOLE          SOLE       SOLE
Sector SPDR Tech Select        COMMON STOCK                    1,449,518        68,665      SOLE          SOLE       SOLE
WP Carey & Co LLC              COMMON STOCK                    1,384,777        39,385      SOLE          SOLE       SOLE
Apache Corp                    COMMON STOCK                    1,378,285        27,255      SOLE          SOLE       SOLE
Home Depot                     COMMON STOCK     437076102      1,376,826        32,214      SOLE          SOLE       SOLE
U S Bancorp Del                COMMON STOCK                    1,337,646        42,709      SOLE          SOLE       SOLE
FPL Group                      COMMON STOCK                    1,303,266        17,435      SOLE          SOLE       SOLE
Wells Fargo                    COMMON STOCK     949746101      1,272,521        20,475      SOLE          SOLE       SOLE
Applied Materials Inc          COMMON STOCK     3822105        1,198,967        70,115      SOLE          SOLE       SOLE
Walt Disney                    COMMON STOCK     254687106      1,173,077        42,197      SOLE          SOLE       SOLE
Sector Spdr Materials Fd       COMMON STOCK                    1,158,935        38,982      SOLE          SOLE       SOLE
Anadarko Petroleum             COMMON STOCK     32511107       1,145,841        17,680      SOLE          SOLE       SOLE
Sector Spdr Health Fund        COMMON STOCK                    1,131,883        37,492      SOLE          SOLE       SOLE
Verizon Communications         COMMON STOCK     92343V104      1,130,594        27,909      SOLE          SOLE       SOLE
Citigroup Inc.                 COMMON STOCK     172967101      1,117,053        23,185      SOLE          SOLE       SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,114,470        21,350      SOLE          SOLE       SOLE
Sherwin Williams               COMMON STOCK                    1,080,314        24,206      SOLE          SOLE       SOLE
HSBC Hldgs Plc Adr New         COMMON STOCK                    1,048,925        12,320      SOLE          SOLE       SOLE
Zimmer Holdings Inc            COMMON STOCK     98956P102      1,047,008        13,068      SOLE          SOLE       SOLE
Xcel Energy Inc                COMMON STOCK                    1,029,083        56,543      SOLE          SOLE       SOLE
Target Corp                    COMMON STOCK     872540109      1,027,175        19,780      SOLE          SOLE       SOLE
Sector Spdr Engy Select        COMMON STOCK                    1,024,224        28,200      SOLE          SOLE       SOLE
Allstate Corp                  COMMON STOCK     20002101         999,748        19,330      SOLE          SOLE       SOLE
Clorox Co.                     COMMON STOCK                      985,074        16,716      SOLE          SOLE       SOLE
Equity Office Pptys Tst        COMMON STOCK                      939,994        32,280      SOLE          SOLE       SOLE
FedEx Corp                     COMMON STOCK                      929,253         9,435      SOLE          SOLE       SOLE
Washington Mutual Inc          COMMON STOCK                      892,954        21,120      SOLE          SOLE       SOLE
Wal Mart Stores Inc.           COMMON STOCK                      881,724        16,693      SOLE          SOLE       SOLE
Expeditors Int'l               COMMON STOCK                      871,728        15,600      SOLE          SOLE       SOLE
Southern Company               COMMON STOCK     842587107        851,408        25,400      SOLE          SOLE       SOLE
Sector Spdr Tr Con Stpls       COMMON STOCK                      840,689        36,425      SOLE          SOLE       SOLE
Qualcomm Inc                   COMMON STOCK                      824,468        19,445      SOLE          SOLE       SOLE
Conagra                        COMMON STOCK                      824,188        27,986      SOLE          SOLE       SOLE
3M Company                     COMMON STOCK     604059105        820,208         9,994      SOLE          SOLE       SOLE
UnitedHealth Group             COMMON STOCK     910581107        816,918         9,280      SOLE          SOLE       SOLE
BP PLC                         COMMON STOCK     55622104         775,143        13,273      SOLE          SOLE       SOLE
Pfizer Incorporated            COMMON STOCK     717081103        769,484        28,616      SOLE          SOLE       SOLE
McGraw Hill Cos Inc            COMMON STOCK                      746,509         8,155      SOLE          SOLE       SOLE
Abbott Laboratories            COMMON STOCK     2824100          727,367        15,592      SOLE          SOLE       SOLE
Alcoa Inc.                     COMMON STOCK     13817101         720,461        22,930      SOLE          SOLE       SOLE
Johnson & Johnson              COMMON STOCK     478160104        718,675        11,332      SOLE          SOLE       SOLE
Quest Diagnostic Inc           COMMON STOCK                      712,803         7,460      SOLE          SOLE       SOLE
Questar Corporation            COMMON STOCK                      710,382        13,940      SOLE          SOLE       SOLE
Intel Corporation              COMMON STOCK     458140100        706,261        30,195      SOLE          SOLE       SOLE
Omnicom Group Inc              COMMON STOCK     681919106        703,988         8,349      SOLE          SOLE       SOLE
Emerson Electric Company       COMMON STOCK     291011104        664,899         9,485      SOLE          SOLE       SOLE
Keycorp Inc New                COMMON STOCK                      661,457        19,512      SOLE          SOLE       SOLE
Sysco Corp.                    COMMON STOCK     871829107        601,865        15,768      SOLE          SOLE       SOLE
Medtronic Inc.                 COMMON STOCK     585055106        589,881        11,876      SOLE          SOLE       SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107         577,290        13,745      SOLE          SOLE       SOLE
IBM                            COMMON STOCK     459200101        575,904         5,842      SOLE          SOLE       SOLE
San Juan Basin Royal Tr        COMMON STOCK     798241105        570,694        19,385      SOLE          SOLE       SOLE
Block H & R Incorporated       COMMON STOCK                      545,860        11,140      SOLE          SOLE       SOLE
Deere & Company                COMMON STOCK     244199105        514,104         6,910      SOLE          SOLE       SOLE
Stryker Corp                   COMMON STOCK                      500,111        10,365      SOLE          SOLE       SOLE
Ishares Tr Nasdaq Bio Fd       COMMON STOCK                      499,374         6,623      SOLE          SOLE       SOLE
Walgreen Company               COMMON STOCK     931422109        494,397        12,885      SOLE          SOLE       SOLE
Apartment Invt & Mgmt A        COMMON STOCK     03748R101        473,310        12,281      SOLE          SOLE       SOLE
General Dynamics Corp          COMMON STOCK                      451,872         4,320      SOLE          SOLE       SOLE
EOG Resources                  COMMON STOCK     293562104        441,005         6,180      SOLE          SOLE       SOLE
American Intl Group Inc.       COMMON STOCK     26874107         439,792         6,697      SOLE          SOLE       SOLE
MBIA Inc.                      COMMON STOCK                      437,265         6,910      SOLE          SOLE       SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109        422,631         5,935      SOLE          SOLE       SOLE
Hewlett Packard Company        COMMON STOCK                      414,682        19,775      SOLE          SOLE       SOLE
Polaris Industries             COMMON STOCK     731068102        378,871         5,570      SOLE          SOLE       SOLE
American Express Company       COMMON STOCK     25816109         377,679         6,700      SOLE          SOLE       SOLE
Biotech Holders TRUST          COMMON STOCK                      367,008         2,400      SOLE          SOLE       SOLE
Nokia Corp                     COMMON STOCK     654902204        359,156        22,920      SOLE          SOLE       SOLE
First Data Corporation         COMMON STOCK                      358,953         8,438      SOLE          SOLE       SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        334,577         8,035      SOLE          SOLE       SOLE
Waste Management Inc Del       COMMON STOCK                      332,035        11,090      SOLE          SOLE       SOLE
Sara Lee Corp                  COMMON STOCK     803111103        323,476        13,400      SOLE          SOLE       SOLE
Donaldson Company Inc          COMMON STOCK                      290,614         8,920      SOLE          SOLE       SOLE
Lear Corp                      COMMON STOCK                      288,577         4,730      SOLE          SOLE       SOLE
Fiserv Inc                     COMMON STOCK                      281,531         7,005      SOLE          SOLE       SOLE
SBC Communications Inc.        COMMON STOCK     78387G103        280,867        10,899      SOLE          SOLE       SOLE
I Shares Tr DJ US Utils        COMMON STOCK                      274,800         4,000      SOLE          SOLE       SOLE
Anheuser Busch Cos. Inc.       COMMON STOCK     35229103         272,420         5,370      SOLE          SOLE       SOLE
Amgen, Inc.                    COMMON STOCK     31162100         269,109         4,195      SOLE          SOLE       SOLE
ChevronTexaco Corp             COMMON STOCK     166741100        267,288         5,090      SOLE          SOLE       SOLE
Duke Energy                    COMMON STOCK     264399106        263,812        10,415      SOLE          SOLE       SOLE
Forest Laboratories Inc.       COMMON STOCK     345838106        241,571         5,385      SOLE          SOLE       SOLE
Auto Data Processing           COMMON STOCK     53015103         233,503         5,265      SOLE          SOLE       SOLE
Ishares Tr MSCI EAFE Fd        COMMON STOCK                      229,959         1,435      SOLE          SOLE       SOLE
Altria Group                   COMMON STOCK                      227,598         3,725      SOLE          SOLE       SOLE
Sector Spdr Indl Select        COMMON STOCK                      219,510         7,065      SOLE          SOLE       SOLE
Schlumberger Ltd.              COMMON STOCK                      212,031         3,167      SOLE          SOLE       SOLE
Vanguard Index Trust Total Sto COMMON STOCK                      209,893         1,778      SOLE          SOLE       SOLE
Oracle Corp.                   COMMON STOCK     68389X105        157,945        11,512      SOLE          SOLE       SOLE
Eclipse Corporation            COMMON STOCK                           20       200,000      SOLE          SOLE       SOLE
Ben Ezra Weinstein New         COMMON STOCK                            5        50,000      SOLE          SOLE       SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          SOLE       SOLE